Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,536,000
Total Fee Amount	9,050.52
Total Offset Amount	0
Net Fee	$ 9,050.52
Offset Table N/A	N/A